Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents

Note 7. Cash and cash equivalents

The balance of cash and cash equivalents is shown below:

	As at December 31,
	2024	2023
Cash at banks and on hand	1,153,057	1,477,368
Term deposit certificates (1)	156,469	7,244
Bonds	17,784	-
High liquidity funds (2)	16,954	22,266
Funds	1,434	1,318
Other cash equivalents	12	9
Total cash and cash equivalents	1,345,710	1,508,205

(1)	The balance corresponds to National Tax Refund bonds amounting $88,721, Fixed-term deposits $38,627, Treasury bonds (TES) $15,480 and Investment in Certificates of Deposits (CDT) $13,641.

(2)	The balance is as follows:

	As at December 31,
	2024	2023
Fiducolombia S.A.	13,820	18,549
Corredores Davivienda S.A.	1,984	172
Fondo de Inversión Colectiva Abierta Occirenta	604	167
BBVA Asset S.A.	233	165
Fiduciaria Bogota S.A.	188	2,600
Credicorp Capital	125	613
Total high liquidity funds	16,954	22,266

The decrease is due to transfers of fiduciary rights to cash on hand and banks to be used in the operation.

At December 31, 2024, Éxito Group recognized interest income from cash at banks and cash equivalents in the amount of $30,799 (December 31, 2023 - $45,852), which were recognized as financial income as detailed in Note 32.

At December 31, 2024 and 2023, cash and cash equivalents were not restricted or levied in any way as to limit availability thereof.